Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 145,773	$ 131,184
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	44,146	38,621
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	43,099	39,933
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	16,808	16,087
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,906	14,871
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	17,774	14,382
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	137,733	123,894
Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,040	7,290
Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	84,227	74,310
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25,839	23,526
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,533	13,527
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,167	10,493
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	10,497	9,529
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	17,670	14,276
Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	80,706	71,351
Canada | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,521	2,959
SLF U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	27,798	26,739
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,374	5,611
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,010	13,832
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,578	5,541
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	22	24
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7	7
SLF U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	25,991	25,015
SLF U.S. | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,807	1,724
SLF Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	26,805	23,207
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,981	8,497
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	12,183	12,188
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	40	39
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5	(17)
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	97	99
SLF Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	24,306	20,806
SLF Asia | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,499	2,401
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,943	6,928
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	952	987
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	373	386
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	23	14
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,382	5,335
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,730	6,722
Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	213	206
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	851	893
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	237	238
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,162	5,107
United Kingdom | Corporate | Other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	$ 163	$ 156